Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings per share, Diluted		$ 0.07	$ 0.29	$ 0.32
Weighted average common shares outstanding, Diluted	[1]	11,752,180	10,000,000	10,000,000

[1]	The share amounts are presented on a retroactive basis.